Accrued Expenses and Other Liabilities (Tables) - Landsea Homes [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of accrued expenses and other liabilities

Accrued expenses and other liabilities consist of the following:

	September 30, 2020	December 31, 2019
	(dollars in thousands)
Land development and home construction accrual	$18,573	$15,353
Warranty accrual	11,029	8,693
Accrued compensation and benefits	7,187	9,198
Lease liabilities	6,760	6,711
Interest payable	1,104	425
Income tax payable	—	5,741
Other deposits and liabilities	4,558	1,925
Total accrued expenses and other liabilities	$49,211	$48,046

Accrued expenses and other liabilities consist of the following:

	December 31,
	2019	2018
	(dollars in thousands)
Land development and home construction accrual	$15,353	$1,751
Accrued compensation and benefits	9,198	6,470
Warranty accrual	8,693	3,616
Lease liabilities	6,711	—
Income tax payable	5,741	7,708
Interest payable (1)	425	4,822
Deferred revenue from lot sales	—	15,949
Lot sale option deposit	—	8,310
Other deposits and liabilities	1,925	2,073
Total accrued expenses and other liabilities	$48,046	$50,699

(1)	Interest payable at December 31, 2019 and 2018 includes $0.0 million and $4.1 million, respectively, of imputed interest related to the Company's liabilities from real estate inventories not owned.

Schedule of warranty accrual adjustment

Changes in the Company’s warranty accrual are detailed in the table below:

	September 30, 2020	December 31, 2019
	(dollars in thousands)
Beginning warranty accrual	$8,693	$3,616
Warranty provision	2,720	5,381
Warranty payments	(384)	(304)
Ending warranty accrual	$11,029	$8,693

Changes in the Company's warranty accrual are detailed in the table below:

	December 31,
	2019	2018
	(dollars in thousands)
Beginning warranty accrual	$3,616	$691
Warranty provision	5,381	2,960
Warranty payments	(304)	(35)
Ending warranty accrual	$8,693	$3,616